Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000202340
Account Value [Line Items]
Accumulated Value	$ 18,850	$ 18,621	$ 18,510	$ 18,447	$ 18,311	$ 18,096	$ 18,001	$ 17,652	$ 17,346	$ 17,287	$ 17,506	$ 17,370	$ 17,135	$ 17,248	$ 17,044	$ 17,193	$ 16,992	$ 16,698	$ 16,381	$ 16,212	$ 16,052	$ 16,192	$ 15,972	$ 15,919	$ 15,897	$ 15,364	$ 14,684	$ 14,862	$ 15,022	$ 15,011	$ 14,831	$ 14,598	$ 14,803	$ 14,631	$ 14,445	$ 14,680	$ 14,096	$ 14,146	$ 13,933	$ 13,509	$ 14,086	$ 14,494	$ 13,607	$ 14,615	$ 14,585	$ 15,146	$ 15,262	$ 15,375	$ 15,790	$ 15,475	$ 15,642	$ 15,662	$ 15,659	$ 15,566	$ 15,531	$ 15,332	$ 15,271	$ 15,062	$ 15,058	$ 14,945	$ 14,902	$ 14,654	$ 14,134	$ 14,073	$ 14,200	$ 14,052	$ 13,357	$ 13,296	$ 12,734	$ 12,152	$ 13,617	$ 13,809	$ 13,821	$ 13,583	$ 13,515	$ 13,483	$ 13,415	$ 13,323	$ 13,212	$ 12,895	$ 13,052	$ 12,869	$ 12,762	$ 12,554	$ 12,011	$ 12,305	$ 12,408	$ 12,664	$ 12,597	$ 12,538	$ 12,389	$ 12,325	$ 12,339	$ 12,234	$ 12,297	$ 12,402	$ 12,301	$ 12,265	$ 12,278	$ 12,227	$ 12,099	$ 12,117	$ 11,943	$ 11,928	$ 11,829	$ 11,701	$ 11,696	$ 11,535	$ 11,389	$ 11,230	$ 11,180	$ 11,187	$ 11,093	$ 10,878	$ 10,634	$ 10,626	$ 10,558	$ 10,196	$ 9,946	$ 9,884
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	$ 18,806	$ 18,700	$ 18,592	$ 18,563	$ 18,413	$ 18,186	$ 18,104	$ 17,777	$ 17,484	$ 17,487	$ 17,668	$ 17,550	$ 17,313	$ 17,387	$ 17,190	$ 17,283	$ 17,008	$ 16,735	$ 16,416	$ 16,262	$ 16,086	$ 16,238	$ 16,048	$ 16,002	$ 16,002	$ 15,427	$ 14,758	$ 14,934	$ 15,114	$ 15,071	$ 14,865	$ 14,620	$ 14,756	$ 14,609	$ 14,456	$ 14,643	$ 14,106	$ 14,193	$ 13,893	$ 13,542	$ 14,101	$ 14,433	$ 13,629	$ 14,613	$ 14,579	$ 15,116	$ 15,290	$ 15,449	$ 15,882	$ 15,589	$ 15,744	$ 15,773	$ 15,774	$ 15,692	$ 15,633	$ 15,427	$ 15,382	$ 15,217	$ 15,194	$ 15,138	$ 15,088	$ 14,809	$ 14,245	$ 14,175	$ 14,322	$ 14,185	$ 13,554	$ 13,426	$ 12,864	$ 12,307	$ 13,900	$ 14,098	$ 14,095	$ 13,818	$ 13,773	$ 13,736	$ 13,686	$ 13,631	$ 13,555	$ 13,253	$ 13,412	$ 13,224	$ 13,101	$ 12,887	$ 12,329	$ 12,599	$ 12,709	$ 12,915	$ 12,844	$ 12,750	$ 12,612	$ 12,562	$ 12,565	$ 12,484	$ 12,560	$ 12,667	$ 12,592	$ 12,554	$ 12,586	$ 12,533	$ 12,421	$ 12,426	$ 12,290	$ 12,273	$ 12,168	$ 12,029	$ 12,056	$ 11,883	$ 11,713	$ 11,501	$ 11,556	$ 11,511	$ 11,435	$ 11,201	$ 10,906	$ 10,806	$ 10,740	$ 10,335	$ 9,896	$ 9,839